Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2019-1

Collection Period	03/01/20-03/31/20
Determination Date	4/10/2020
Distribution Date	4/15/2020

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-228379-01.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$964,638,875.26
2.	Collections allocable to Principal		$31,038,277.71
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$2,129,087.54
5.	Pool Balance on the close of the last day of the related Collection Period		$931,471,510.01
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		65,567
7.	Initial Pool Balance		$1,506,024,108.99
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$0.00	$0.00
	b. Class A-2a Note Balance	$197,434,699.18	$170,745,334.96
	c. Class A-2b Floating Rate Note Balance	$47,921,043.48	$41,443,042.45
	d. Class A-3 Note Balance	$493,900,000.00	$493,900,000.00
	e. Class A-4 Note Balance	$107,910,000.00	$107,910,000.00
	f. Class B Note Balance	$42,170,000.00	$42,170,000.00
	g. Class C Note Balance	$39,910,000.00	$39,910,000.00
	h. Class D Note Balance	$27,110,000.00	$27,110,000.00
	i. Note Balance (sum a - h)	$956,355,742.66	$923,188,377.41
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.0000000	0.0000000
	b. Class A-2a Note Pool Factor	0.4792104	0.4144304
	c. Class A-2b Floating Rate Note Pool Factor	0.4792104	0.4144304
	d. Class A-3 Note Pool Factor	1.0000000	1.0000000
	e. Class A-4 Note Pool Factor	1.0000000	1.0000000
	f. Class B Note Pool Factor	1.0000000	1.0000000
	g. Class C Note Pool Factor	1.0000000	1.0000000
	h. Class D Note Pool Factor	1.0000000	1.0000000
	i. Note Pool Factor	0.6375705	0.6154589
10.	Overcollateralization Target Amount		$8,283,132.60
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$8,283,132.60
12.	Weighted Average Coupon		8.55%
13.	Weighted Average Original Term	months	66.60
14.	Weighted Average Remaining Term	months	48.81
15.	1-Month LIBOR for the interest period ending 4/14/2020		0.70463%
16.	Note Rate applicable to the Class A-2b notes for the interest period ending 4/14/2020		1.01463%
Collections
17.	Finance Charges:
	a. Collections allocable to Finance Charge		$6,439,843.62
	b. Liquidation Proceeds allocable to Finance Charge		$1,423.60
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$6,441,267.22
18.	Principal:
	a. Collections allocable to Principal		$31,038,277.71
	b. Liquidation Proceeds allocable to Principal		$866,531.00
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$31,904,808.71
19.	Total Finance Charge and Principal Collections (17d + 18d)		$38,346,075.93
20.	Interest Income from Collection Account		$21,008.87
21.	Simple Interest Advances		$0.00
22.	Available Collections (Ln19 + 20 + 21)		$38,367,084.80

Available Funds
23.	Available Collections	$38,367,084.80
24.	Reserve Account Draw Amount	$0.00
25.	Available Funds	$38,367,084.80
Application of Available Funds
26.	Servicing Fee
	a. Monthly Servicing Fee	$803,865.73
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$803,865.73
	d. Shortfall Amount (a + b - c)	$0.00
27.	Unreimbursed Servicer Advances	$0.00
28.	Successor Servicer and Asset Representations Reviewer Unpaid Expenses and Indemnity Amounts
	a. Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	b. Successor Servicer Amount Paid	$0.00
	c. Successor Servicer Shortfall Amount (a - b)	$0.00
	d. Asset Representations Reviewer Fees, Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	e. Asset Representations Reviewer Amount Paid	$0.00
	f. Asset Representations Reviewer Shortfall Amount (d - e)	$0.00
29.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$0.00
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$0.00
	e. Class A-2a Monthly Interest	$496,877.33
	f. Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	h. Total Class A-2a Note Interest (sum e - g)	$496,877.33
	i. Class A-2b Monthly Interest	$40,518.44
	j. Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	l. Total Class A-2b Note Interest (sum i - k)	$40,518.44
	m. Class A-3 Monthly Interest	$1,255,329.17
	n. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	p. Total Class A-3 Note Interest (sum m - o)	1,255,329.17
	q. Class A-4 Monthly Interest	$293,155.50
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	t. Total Class A-4 Note Interest (sum q - s)	$293,155.50
30.	Priority Principal Distributable Amount	$0.00
31.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$121,238.75
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$121,238.75
32.	Secondary Principal Distributable Amount	$0.00
33.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$124,386.17
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$124,386.17
34.	Tertiary Principal Distributable Amount	$0.00
35.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$91,270.33
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00

d. Total Class D Note Interest (sum a - c)	$91,270.33

36.	Quaternary Principal Distributable Amount	$24,884,232.65
37.	Required Payment Amount (Ln 26 + Ln 28 + (sum of Ln 29 through Ln 36))	$28,110,874.07
38.	Reserve Account Deficiency	$0.00
39.	Regular Principal Distributable Amount	$8,283,132.60
40.	Remaining Unpaid Servicer Transition Expenses and Additional Servicing Fees, if any	$0.00
41.	Remaining Unpaid Trustee and Asset Representations Reviewer Fees, Expenses and Indemnity Amounts, if any
	a. Remaining Unpaid Trustee Fees, Expenses and Indemnity Amounts	$0.00
	b. Remaining Unpaid Asset Representations Reviewer Fees, Expenses and Indemnity Amounts	$0.00
42.	Remaining Unpaid Successor Servicer Indemnity Amounts, if any	$0.00
Collection Account Activity
43.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$6,441,267.22
	b. Total Daily Deposits of Principal Collections	$31,904,808.71
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$21,008.87
	e. Total Deposits to Collection Account (sum a - d)	$38,367,084.80
44.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$803,865.73
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$35,590,140.94
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$1,973,078.13
	f. Total Withdrawals from Collection Account (sum a - e)	$38,367,084.80
Note Payment Account Activity
45.	Deposits
	a. Class A-1 Interest Distribution	$0.00
	b. Class A-2a Interest Distribution	$496,877.33
	c. Class A-2b Interest Distribution	$40,518.44
	d. Class A-3 Interest Distribution	$1,255,329.17
	e. Class A-4 Interest Distribution	$293,155.50
	f. Class B Interest Distribution	$121,238.75
	g. Class C Interest Distribution	$124,386.17
	h. Class D Interest Distribution	$91,270.33
	i. Class A-1 Principal Distribution	$0.00
	j. Class A-2a Principal Distribution	$26,689,364.22
	k. Class A-2b Principal Distribution	$6,478,001.03
	l. Class A-3 Principal Distribution	$0.00
	m. Class A-4 Principal Distribution	$0.00
	n. Class B Principal Distribution	$0.00
	o. Class C Principal Distribution	$0.00
	p. Class D Principal Distribution	$0.00
	q. Total Deposits to Note Payment Account (sum a - p)	$35,590,140.94
46.	Withdrawals
	a. Class A-1 Distribution	$0.00
	b. Class A-2a Distribution	$27,186,241.55
	c. Class A-2b Distribution	$6,518,519.47
	d. Class A-3 Distribution	$1,255,329.17
	e. Class A-4 Distribution	$293,155.50
	f. Class B Distribution	$121,238.75
	g. Class C Distribution	$124,386.17
	h. Class D Distribution	$91,270.33
	i. Total Withdrawals from Note Payment Account (sum a - h)	$35,590,140.94

Certificate Payment Account Activity
47.	Deposits to Certificate Payment Account from Excess Collections	$1,973,078.13
48.	Withdrawals from Certificate Payment Account for Certificateholder Distribution	$1,973,078.13
Required Reserve Account Amount
49.	Required Reserve Account Amount (0.25% of Initial Pool Balance)	$3,765,060.27
Reserve Account Reconciliation
50.	Beginning Balance (as of end of preceding Distribution Date)	$3,765,060.27
51.	Investment Earnings	$2,138.53
52.	Reserve Account Draw Amount	$0.00
53.	Reserve Account Amount (Ln 50 + Ln 51 - Ln 52)	$3,767,198.80
54.	Deposit from Available Funds (Ln 44d)	$0.00
55.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
56.	Payment to Depositor if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 55 exist	$2,138.53
57.	Ending Balance (Ln53 + Ln54 - Ln55 - Ln56)	$3,765,060.27
58.	Reserve Account Deficiency (Ln50 - Ln57)	$0.00
Instructions to the Trustee
59.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
60.	Amount to be paid to Servicer from the Collection Account	$803,865.73
61.	Amount to be deposited from the Collection Account into the Note Payment Account	$35,590,140.94
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$1,973,078.13
63.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Depositor, if no unfunded Regular Principal distributable amount exists	$2,138.53
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$0.00
66.	Amount to be paid to Class A-2a Noteholders from the Note Payment Account	$27,186,241.55
67.	Amount to be paid to Class A-2b Noteholders from the Note Payment Account	$6,518,519.47
68.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$1,255,329.17
69.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$293,155.50
70.	Amount to be paid to Class B Noteholders from the Note Payment Account	$121,238.75
71.	Amount to be paid to Class C Noteholders from the Note Payment Account	$124,386.17
72.	Amount to be paid to Class D Noteholders from the Note Payment Account	$91,270.33
73.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections	$1,973,078.13

Delinquency Activity
		Number of Loans	Principal Balance
74.	Delinquency Analysis
	a. 31 to 60 days past due	1,294	$20,641,627.35
	b. 61 to 90 days past due	568	$9,007,246.16
	c. 91 to 120 days past due	162	$2,306,933.38
	d. 121 or more days past due	2	$1,814.63
	e. Total Past Due (sum a - d)	2,026	$31,957,621.52
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 74e / Ln 5)		3.4309%

75.	Has a Delinquency Trigger Event occurred?		No

Loss Activity
		Number of Loans	Principal Balance

76.	Defaulted Receivables (charge-offs)	156	$2,129,087.54
77.	Recoveries	187	$867,954.60
78.	Net Losses (Ln 76 - Ln 77)		$1,261,132.94
79.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 78 / Ln 1)		0.1307%

Cumulative Loss Activity
		Number of Loans	Principal Balance

80.	Defaulted Receivables (charge-offs)	1,491	$23,658,056.57
81.	Recoveries	1,107	$9,338,280.64
82.	Cumulative Net Losses (Ln 80 - Ln 81)		$14,319,775.93
83.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 82 / Ln 7)		0.9508%
84.	Average Net Loss on Defaulted Receivables		$9,604.14

Other Servicing Information

85.	Principal Balance of Receivables extended during the Collection Period		$33,361,512.51
86.	Pool Balance on the close of the last day of the preceding Collection Period		$964,638,875.26
87.	Ratio of extensions to pool balance (Ln 85 / Ln 86)		3.46%

Servicer Covenant
88.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter		$3,678,310,000.00
89.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?		Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on April 10, 2020.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Andrew J. McMonigle

Name:	Andrew J. McMonigle

Title:	Vice President and Treasurer